Short-Term Borrowings and Long-Term Debt (Aggregate Amounts of Annual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Debt Disclosure [Abstract]
2017	¥ 187,668
2018	82,616
2019	202,151
2020	75,474
2021	4,429
Later fiscal years	191,935
Total	¥ 744,273	¥ 871,604